Share Capital, Preferred Stock (Details)	1 Months Ended					12 Months Ended			25 Months Ended
	Feb. 28, 2018 $ / shares shares	Apr. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	May 31, 2014 USD ($) $ / shares shares	Jun. 30, 2013 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tender offer preferred stock redemption						$ 0	$ 0	$ 24,890,000
Preferred deemed dividend						$ 199,000	$ 0	$ 2,146,000
Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share) | $ / shares	$ 25.00
Preferred stock, multiplier to increase dividend rate payable					1.25
Stock repurchased and retired (in shares) | shares									114,232
Preferred stock, shares outstanding (in shares) | shares						0	0
Stock redeemed (in shares) | shares	379,514
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share) | $ / shares						$ 25.00
Stock repurchase program, authorized amount										$ 20,000,000
Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future redeemable securities						$ 58,305,000
Preferred stock, shares outstanding (in shares) | shares						2,300,000	2,300,000
Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future redeemable securities						$ 81,120,000
Preferred stock, shares outstanding (in shares) | shares						3,200,000	3,200,000
June 2013 Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement					$ 38,865,000
Underwriting discount					672,000
Offering expenses					$ 463,000
June 2013 Public Offering | Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares) | shares					800,000
Share price (in USD per share) | $ / shares					$ 25.00
Preferred stock, dividend rate					8.00%
Dividends in arrears (in USD per share) | $ / shares					$ 2.00
Redemption date					Jun. 30, 2016
Redemption price (in USD per share) | $ / shares					$ 25.00
Private Placement | Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares) | shares					800,000
May 2014 Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement				$ 55,504,000
Underwriting discount				1,744,000
Offering expenses				$ 252,000
May 2014 Public Offering | Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares) | shares				2,300,000
Share price (in USD per share) | $ / shares				$ 25.00
Preferred stock, dividend rate				8.00%
Dividends in arrears (in USD per share) | $ / shares				$ 2.00
Redemption price (in USD per share) | $ / shares				$ 25.00
June 2014 Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement			$ 77,420,000
Underwriting discount			2,369,000
Offering expenses			$ 211,000
June 2014 Public Offering | Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares) | shares			3,200,000
Share price (in USD per share) | $ / shares			$ 25.00
Preferred stock, dividend rate			8.00%
Dividends in arrears (in USD per share) | $ / shares			$ 2.00
Redemption price (in USD per share) | $ / shares			$ 25.00
April 2017 tender offer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tender offer preferred stock redemption		$ 24,891,000
Preferred deemed dividend		$ 2,146,000
April 2017 tender offer | Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share) | $ / shares		$ 22.50
Stock repurchased and retired (in shares) | shares		1,106,254
Percentage of tender acceptance		74.46%
Preferred stock, shares outstanding (in shares) | shares		1,485,768
April 2017 tender offer | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares) | shares		2,212,508
Maximum | Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, dividend rate					25.00%	30.00%